FUNDVANTAGE TRUST
WHV INTERNATIONAL EQUITY FUND
(THE “FUND”)
Supplement dated June 4, 2010 to the Prospectus for the Fund dated September 1, 2009
The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.
     Under the heading “Expense Example” on page 3 of the Prospectus, the one year expense examples for Class A and Class I shares of the Fund are deleted and replaced with the following:

1 year
Class A	$719
Class I	$6,367
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE